Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Financial assets
Debt securities at amortised cost	£ 73,519	£ 68,475
Reverse repurchase agreements and other similar secured lending	12,100	17,622
Assets included in a disposal group classified as held for sale	0	5,932
Financial liabilities
Repurchase agreements and other similar secured borrowing	(30,704)	(25,170)
Debt securities in issue	(126,837)	(119,033)
Subordinated liabilities	(11,098)	(12,954)	£ (11,921)
Fair value
Financial assets
Debt securities at amortised cost	72,595	67,442
Loans and advances at amortised cost	368,550	361,517
Reverse repurchase agreements and other similar secured lending	12,100	17,622
Assets included in a disposal group classified as held for sale	0	6,065
Financial liabilities
Deposits at amortised cost	(594,358)	(585,689)
Repurchase agreements and other similar secured borrowing	(30,704)	(25,170)
Debt securities in issue	(129,065)	(121,439)
Subordinated liabilities	(11,571)	(13,483)
Carrying amount
Financial assets
Debt securities at amortised cost	73,519	68,475
Loans and advances at amortised cost	371,301	361,523
Reverse repurchase agreements and other similar secured lending	12,100	17,622
Assets included in a disposal group classified as held for sale	0	5,801
Financial liabilities
Deposits at amortised cost	(594,357)	(585,613)
Repurchase agreements and other similar secured borrowing	(30,704)	(25,170)
Debt securities in issue	(126,837)	(119,033)
Subordinated liabilities	£ (11,098)	£ (12,954)